Organization and Basis of Presentation - Summary of Financial Statement Balances and Amounts of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 321,662		¥ 61,519	¥ 61,455	$ 46,204	$ 8,837	¥ 108,978
Accounts receivable, net	41,103		2,538		5,905
Unbilled revenue	4,807				690
Cost and estimated earnings in excess of billings	14,212		18,411		2,041
Inventories	18,490		3,917		2,656
Prepayments and other current assets	20,565		15,369		2,954
Total current assets	428,513		101,754		61,552
Non-current assets:
Property, plant and equipment, net	16,272		19,058		2,337
Intangible assets, net	1,209		395		174
Long-term investment	2,983		3,057		428
Deferred tax assets	184		135		26
Other non-current assets	252		272		36
Total non-current assets	20,900		22,917		3,001
Total assets	449,413		124,671		64,553
Current liabilities:
Short-term bank loan	5,000		5,000		718
Accounts payable	27,285		14,659		3,919
Contract liabilities	9,918		5,907		1,425
Accrued expenses and current liabilities	53,310		31,197		7,658
Income taxes payable	5				1
Total current liabilities	95,598		56,843		13,732
Total liabilities	134,058		62,247		19,256
Net revenues	121,814	$ 17,497	66,487	31,695
Net loss	(47,994)	(6,894)	(80,463)	(86,575)
Net cash provided by/(used in) operating activities	(55,518)	(7,975)	(42,985)	(38,432)
Net cash (used in)/provided by investing activities	(10,988)	(1,578)	25,326	(51,068)
Net cash provided by financing activities	325,302	46,727	16,000	34,300
Net (decrease)/increase in cash and cash equivalents	260,143	37,367	64	(47,523)
Variable Interest Entity And Major Subsidaries [Member]
Current assets:
Cash and cash equivalents	12,599		20,140		1,810
Accounts receivable, net	4,499		2,372		647
Unbilled revenue	4,807				690
Cost and estimated earnings in excess of billings	14,212		18,411		2,041
Inventories	1,799		11		258
Amount due from the Company's subsidiaries	11,263		4,754		1,618
Prepayments and other current assets	8,686		7,061		1,248
Total current assets	57,865		52,749		8,312
Non-current assets:
Property, plant and equipment, net	5,837		9,129		838
Intangible assets, net	272		210		39
Long-term investment	64		138		9
Deferred tax assets	184		135		26
Other non-current assets	214		272		31
Total non-current assets	6,571		9,884		943
Total assets	64,436		62,633		9,255
Current liabilities:
Short-term bank loan	5,000		5,000		718
Accounts payable	8,727		7,812		1,254
Contract liabilities	1,982		1,186		285
Accrued expenses and current liabilities	14,482		9,705		2,080
Income taxes payable	5				1
Amounts due to the Company and its subsidiaries	78,100		85,602		11,218
Total current liabilities	108,296		109,305		15,556
Total liabilities	108,296		109,305		$ 15,556
Net revenues	30,482	4,378	63,437	23,726
Net loss	(25,934)	(3,725)	(10,645)	(14,506)
Net cash provided by/(used in) operating activities	(6,822)	(980)	(17,901)	20,125
Net cash (used in)/provided by investing activities	(719)	(103)	17,404	(26,358)
Net cash provided by financing activities			9,000
Net (decrease)/increase in cash and cash equivalents	¥ (7,541)	$ (1,083)	¥ 8,503	¥ (6,233)